Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Compensation Committee meets periodically throughout the year to manage and evaluate our executive compensation program, and generally determines the principal components of compensation (base salary, annual performance bonus awards and equity awards) for our executive officers on an annual basis; however, decisions may occur outside the regular annual compensation process for new hires, promotions or other special circumstances as our Compensation Committee determines appropriate. Our Compensation Committee does not delegate authority to approve executive officer compensation. While our Compensation Committee does not maintain a formal policy regarding the timing of equity awards to our executive officers, our equity award grant policy provides that our Compensation Committee must approve all equity awards for our executive officers, and the independent members of our Board of Directors must approve the equity awards for our Chief Executive Officer. Confluent has not granted stock options, stock appreciation rights, or similar instruments with option-like features since 2021 and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K. Confluent has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation for 2024.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false